EQUIPMENT	12 Months Ended
Dec. 31, 2016
EQUIPMENT [Text Block]
5.	EQUIPMENT

		December 31, 2016
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,464,478	1,144,382	320,096
Vehicles	333,989	306,883	27,106
	$1,827,099	$1,479,897	$347,202

The company expensed $139,323 for amortization in 2016.

		December 31, 2015
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,464,478	1,047,418	417,060
Vehicles	333,989	264,524	69,465
	$1,827,099	$1,340,574	$486,525

The company expensed $146,210 for amortization in 2015.

		December 31, 2014
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,464,478	930,979	533,499
Vehicles	333,989	234,753	99,236
	$1,827,099	$1,194,364	$632,735

The company expensed $188,078 for amortization in 2014.